Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Deferred income taxes, net	$ 15,530	$ 18,937		$ 10,687
Other assets	8,386	7,115		10,499
Total assets	1,056,083	1,027,074		1,075,553
Liabilities and Shareholders' Equity
Trust preferred debt	10,310	10,310		10,310
Other liabilities	2,904	3,080		5,044
Total shareholders' equity	140,760	132,949	135,149	99,711	95,123	91,418
Total liabilities and shareholders' equity	1,056,083	1,027,074		1,075,553
Parent Company [Member]
Assets
Cash on deposit with subsidiary		35,168		2,994
Investment in subsidiaries		107,039		106,523
Deferred income taxes, net		232		755
Prepaid benefit cost		520		0
Other assets		1,393		1,587
Total assets		144,352		111,859
Liabilities and Shareholders' Equity
Trust preferred debt		10,310		10,310
Accrued benefit cost		0		1,019
Other liabilities		1,093		819
Total shareholders' equity		132,949		99,711
Total liabilities and shareholders' equity		$ 144,352		$ 111,859